THE MARSICO INVESTMENT FUND

Marsico Focus Fund
Marsico Growth Fund

Supplement dated April 8, 2004
(to the Prospectus dated January 30, 2004)

Portfolio Manager Change

Effective April 30, 2004, Mr. James A. Hillary will no longer serve as co-manager of the Marsico Focus Fund and the Marsico Growth Fund with Mr. Thomas F. Marsico. On that date, Mr. Marsico will be the sole portfolio manager of the Marsico Focus Fund and the Marsico Growth Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

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